Shareholder Report	12 Months Ended
Oct. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	AB HIGH INCOME FUND INC
Entity Central Index Key	0000915845
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
C000027601
Shareholder Report [Line Items]
Fund Name	AB High Income Fund
Class Name	Class A
Trading Symbol	AGDAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB High Income Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/AGDAX-A. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/AGDAX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$90	0.86%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.86%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund's performance?

During the 12-month period, all share classes of the Fund underperformed the Bloomberg Global High Yield Index (USD hedged)(the “benchmark”), before sales charges. Sector allocation was the largest detractor from performance relative to the benchmark, with negative impacts stemming from positioning across Emerging Market Sovereigns. These losses were partially offset by gains from country allocation, where an overweight to the US and an underweight to other regions contributed positively. Security selection also added value, with successful choices in certain sectors helping to mitigate some of the negative effects from broader allocation decisions, though these gains were partially offset by less favorable selections in other areas. Overall, while some active management decisions provided benefits, they were not sufficient to overcome the headwinds from sector allocation, resulting in underperformance across all share classes relative to the benchmark.

During the 12-month period, the Fund used interest-rate futures to manage and hedge duration risk and to take active yield-curve positions. Currency forwards were utilized to hedge foreign currency exposure and to assume active currency risk. Credit default swaps were employed to hedge sovereign risk and to effectively obtain high-yield credit exposure.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	Class A (with sales charges)	Bloomberg Global Aggregate Bond Index	Bloomberg Global High Yield Index (USD hedged)
10/15	$9,572	$10,000	$10,000
10/16	$10,473	$10,559	$11,093
10/17	$11,447	$10,683	$12,110
10/18	$11,160	$10,464	$11,995
10/19	$11,977	$11,462	$13,019
10/20	$11,655	$12,108	$13,248
10/21	$13,205	$11,957	$14,450
10/22	$11,379	$9,472	$12,349
10/23	$12,313	$9,635	$13,468
10/24	$14,365	$10,554	$16,029
10/25	$15,563	$11,154	$17,612

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class A (without sales charges)	8.34%	5.84%	4.98%
Class A (with sales charges)	3.75%	4.93%	4.52%
Bloomberg Global Aggregate Bond Index	5.69%	-1.63%	1.10%
Bloomberg Global High Yield Index (USD hedged)	9.87%	5.86%	5.82%

No Deduction of Taxes [Text Block]

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.alliancebernstein.com/us/en-us/investments/products/mutual-funds/fixed-income/ab-high-income-fund.A.01859M101.html#performance for the most recent performance information.

AssetsNet	$ 3,127,341,583
Holdings Count | Holding	1,034
Advisory Fees Paid, Amount	$ 15,243,982
InvestmentCompanyPortfolioTurnover	55.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$3,127,341,583
# of Portfolio Holdings	1,034
Portfolio Turnover Rate	55%
Total Advisory Fees Paid (Net)	$15,243,982

Holdings [Text Block]

Security Type Breakdown (% of Net Assets)

Corporates - Non-Investment Grade	61.8%
Corporates - Investment Grade	13.2%
Bank Loans	6.1%
Emerging Markets - Corporate Bonds	5.7%
Emerging Markets - Sovereigns	3.5%
Collateralized Mortgage Obligations	1.7%
Quasi-Sovereigns	1.4%
Governments - Treasuries	0.9%
Governments - Sovereign Bonds	0.8%
Inflation-Linked Securities	0.5%
Local Governments - US Municipal Bonds	0.4%
Common Stocks	0.4%
Commercial Mortgage-Backed Securities	0.3%
Others	0.7%
Short-Term Investments	3.2%
Other assets less liabilities	-0.6%
Total	100.0%

Country Breakdown (% of Net Assets)

United States	66.0%
Canada	3.0%
United Kingdom	2.8%
France	2.6%
Brazil	1.8%
Italy	1.5%
Mexico	1.3%
Colombia	1.3%
Germany	1.2%
India	1.0%
Turkey	0.9%
Spain	0.9%
Luxembourg	0.9%
Others	12.2%
Short-Term Investments	3.2%
Other assets less liabilities	-0.6%
Total	100.0%

C000068506
Shareholder Report [Line Items]
Fund Name	AB High Income Fund
Class Name	Advisor Class
Trading Symbol	AGDYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB High Income Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/AGDYX-A. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/AGDYX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$64	0.61%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	0.61%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund's performance?

During the 12-month period, all share classes of the Fund underperformed the Bloomberg Global High Yield Index (USD hedged)(the “benchmark”), before sales charges. Sector allocation was the largest detractor from performance relative to the benchmark, with negative impacts stemming from positioning across Emerging Market Sovereigns. These losses were partially offset by gains from country allocation, where an overweight to the US and an underweight to other regions contributed positively. Security selection also added value, with successful choices in certain sectors helping to mitigate some of the negative effects from broader allocation decisions, though these gains were partially offset by less favorable selections in other areas. Overall, while some active management decisions provided benefits, they were not sufficient to overcome the headwinds from sector allocation, resulting in underperformance across all share classes relative to the benchmark.

During the 12-month period, the Fund used interest-rate futures to manage and hedge duration risk and to take active yield-curve positions. Currency forwards were utilized to hedge foreign currency exposure and to assume active currency risk. Credit default swaps were employed to hedge sovereign risk and to effectively obtain high-yield credit exposure.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	Advisor Class	Bloomberg Global Aggregate Bond Index	Bloomberg Global High Yield Index (USD hedged)
10/15	$10,000	$10,000	$10,000
10/16	$10,969	$10,559	$11,093
10/17	$12,017	$10,683	$12,110
10/18	$11,745	$10,464	$11,995
10/19	$12,636	$11,462	$13,019
10/20	$12,325	$12,108	$13,248
10/21	$14,017	$11,957	$14,450
10/22	$12,096	$9,472	$12,349
10/23	$13,120	$9,635	$13,468
10/24	$15,342	$10,554	$16,029
10/25	$16,662	$11,154	$17,612

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Advisor Class	8.60%	6.09%	5.24%
Bloomberg Global Aggregate Bond Index	5.69%	-1.63%	1.10%
Bloomberg Global High Yield Index (USD hedged)	9.87%	5.86%	5.82%

No Deduction of Taxes [Text Block]

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.alliancebernstein.com/us/en-us/investments/products/mutual-funds/fixed-income/ab-high-income-fund.Advisor.01859M408.html#performance for the most recent performance information.

AssetsNet	$ 3,127,341,583
Holdings Count | Holding	1,034
Advisory Fees Paid, Amount	$ 15,243,982
InvestmentCompanyPortfolioTurnover	55.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$3,127,341,583
# of Portfolio Holdings	1,034
Portfolio Turnover Rate	55%
Total Advisory Fees Paid (Net)	$15,243,982

Holdings [Text Block]

Security Type Breakdown (% of Net Assets)

Corporates - Non-Investment Grade	61.8%
Corporates - Investment Grade	13.2%
Bank Loans	6.1%
Emerging Markets - Corporate Bonds	5.7%
Emerging Markets - Sovereigns	3.5%
Collateralized Mortgage Obligations	1.7%
Quasi-Sovereigns	1.4%
Governments - Treasuries	0.9%
Governments - Sovereign Bonds	0.8%
Inflation-Linked Securities	0.5%
Local Governments - US Municipal Bonds	0.4%
Common Stocks	0.4%
Commercial Mortgage-Backed Securities	0.3%
Others	0.7%
Short-Term Investments	3.2%
Other assets less liabilities	-0.6%
Total	100.0%

Country Breakdown (% of Net Assets)

United States	66.0%
Canada	3.0%
United Kingdom	2.8%
France	2.6%
Brazil	1.8%
Italy	1.5%
Mexico	1.3%
Colombia	1.3%
Germany	1.2%
India	1.0%
Turkey	0.9%
Spain	0.9%
Luxembourg	0.9%
Others	12.2%
Short-Term Investments	3.2%
Other assets less liabilities	-0.6%
Total	100.0%

C000027603
Shareholder Report [Line Items]
Fund Name	AB High Income Fund
Class Name	Class C
Trading Symbol	AGDCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB High Income Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/AGDCX-A. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/AGDCX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$167	1.61%

Expenses Paid, Amount	$ 167
Expense Ratio, Percent	1.61%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund's performance?

During the 12-month period, all share classes of the Fund underperformed the Bloomberg Global High Yield Index (USD hedged)(the “benchmark”), before sales charges. Sector allocation was the largest detractor from performance relative to the benchmark, with negative impacts stemming from positioning across Emerging Market Sovereigns. These losses were partially offset by gains from country allocation, where an overweight to the US and an underweight to other regions contributed positively. Security selection also added value, with successful choices in certain sectors helping to mitigate some of the negative effects from broader allocation decisions, though these gains were partially offset by less favorable selections in other areas. Overall, while some active management decisions provided benefits, they were not sufficient to overcome the headwinds from sector allocation, resulting in underperformance across all share classes relative to the benchmark.

During the 12-month period, the Fund used interest-rate futures to manage and hedge duration risk and to take active yield-curve positions. Currency forwards were utilized to hedge foreign currency exposure and to assume active currency risk. Credit default swaps were employed to hedge sovereign risk and to effectively obtain high-yield credit exposure.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	Class C (with sales charges)	Bloomberg Global Aggregate Bond Index	Bloomberg Global High Yield Index (USD hedged)
10/15	$10,000	$10,000	$10,000
10/16	$10,850	$10,559	$11,093
10/17	$11,758	$10,683	$12,110
10/18	$11,381	$10,464	$11,995
10/19	$12,113	$11,462	$13,019
10/20	$11,694	$12,108	$13,248
10/21	$13,137	$11,957	$14,450
10/22	$11,208	$9,472	$12,349
10/23	$12,044	$9,635	$13,468
10/24	$13,941	$10,554	$16,029
10/25	$14,955	$11,154	$17,612

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class C (without sales charges)	7.28%	4.94%	4.11%
Class C (with sales charges)	6.28%	4.94%	4.11%
Bloomberg Global Aggregate Bond Index	5.69%	-1.63%	1.10%
Bloomberg Global High Yield Index (USD hedged)	9.87%	5.86%	5.82%

No Deduction of Taxes [Text Block]

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.alliancebernstein.com/us/en-us/investments/products/mutual-funds/fixed-income/ab-high-income-fund.C.01859M309.html#performance for the most recent performance information.

AssetsNet	$ 3,127,341,583
Holdings Count | Holding	1,034
Advisory Fees Paid, Amount	$ 15,243,982
InvestmentCompanyPortfolioTurnover	55.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$3,127,341,583
# of Portfolio Holdings	1,034
Portfolio Turnover Rate	55%
Total Advisory Fees Paid (Net)	$15,243,982

Holdings [Text Block]

Security Type Breakdown (% of Net Assets)

Corporates - Non-Investment Grade	61.8%
Corporates - Investment Grade	13.2%
Bank Loans	6.1%
Emerging Markets - Corporate Bonds	5.7%
Emerging Markets - Sovereigns	3.5%
Collateralized Mortgage Obligations	1.7%
Quasi-Sovereigns	1.4%
Governments - Treasuries	0.9%
Governments - Sovereign Bonds	0.8%
Inflation-Linked Securities	0.5%
Local Governments - US Municipal Bonds	0.4%
Common Stocks	0.4%
Commercial Mortgage-Backed Securities	0.3%
Others	0.7%
Short-Term Investments	3.2%
Other assets less liabilities	-0.6%
Total	100.0%

Country Breakdown (% of Net Assets)

United States	66.0%
Canada	3.0%
United Kingdom	2.8%
France	2.6%
Brazil	1.8%
Italy	1.5%
Mexico	1.3%
Colombia	1.3%
Germany	1.2%
India	1.0%
Turkey	0.9%
Spain	0.9%
Luxembourg	0.9%
Others	12.2%
Short-Term Investments	3.2%
Other assets less liabilities	-0.6%
Total	100.0%

C000068509
Shareholder Report [Line Items]
Fund Name	AB High Income Fund
Class Name	Class I
Trading Symbol	AGDIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB High Income Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/AGDIX-A. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/AGDIX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$69	0.66%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.66%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund's performance?

During the 12-month period, all share classes of the Fund underperformed the Bloomberg Global High Yield Index (USD hedged)(the “benchmark”), before sales charges. Sector allocation was the largest detractor from performance relative to the benchmark, with negative impacts stemming from positioning across Emerging Market Sovereigns. These losses were partially offset by gains from country allocation, where an overweight to the US and an underweight to other regions contributed positively. Security selection also added value, with successful choices in certain sectors helping to mitigate some of the negative effects from broader allocation decisions, though these gains were partially offset by less favorable selections in other areas. Overall, while some active management decisions provided benefits, they were not sufficient to overcome the headwinds from sector allocation, resulting in underperformance across all share classes relative to the benchmark.

During the 12-month period, the Fund used interest-rate futures to manage and hedge duration risk and to take active yield-curve positions. Currency forwards were utilized to hedge foreign currency exposure and to assume active currency risk. Credit default swaps were employed to hedge sovereign risk and to effectively obtain high-yield credit exposure.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	Class I	Bloomberg Global Aggregate Bond Index	Bloomberg Global High Yield Index (USD hedged)
10/15	$10,000	$10,000	$10,000
10/16	$10,974	$10,559	$11,093
10/17	$12,028	$10,683	$12,110
10/18	$11,760	$10,464	$11,995
10/19	$12,654	$11,462	$13,019
10/20	$12,338	$12,108	$13,248
10/21	$14,029	$11,957	$14,450
10/22	$12,105	$9,472	$12,349
10/23	$13,124	$9,635	$13,468
10/24	$15,366	$10,554	$16,029
10/25	$16,628	$11,154	$17,612

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class I	8.22%	6.03%	5.22%
Bloomberg Global Aggregate Bond Index	5.69%	-1.63%	1.10%
Bloomberg Global High Yield Index (USD hedged)	9.87%	5.86%	5.82%

No Deduction of Taxes [Text Block]

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.alliancebernstein.com/us/en-us/investments/products/mutual-funds/fixed-income/ab-high-income-fund.I.01859M507.html#performance for the most recent performance information.

AssetsNet	$ 3,127,341,583
Holdings Count | Holding	1,034
Advisory Fees Paid, Amount	$ 15,243,982
InvestmentCompanyPortfolioTurnover	55.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$3,127,341,583
# of Portfolio Holdings	1,034
Portfolio Turnover Rate	55%
Total Advisory Fees Paid (Net)	$15,243,982

Holdings [Text Block]

Security Type Breakdown (% of Net Assets)

Corporates - Non-Investment Grade	61.8%
Corporates - Investment Grade	13.2%
Bank Loans	6.1%
Emerging Markets - Corporate Bonds	5.7%
Emerging Markets - Sovereigns	3.5%
Collateralized Mortgage Obligations	1.7%
Quasi-Sovereigns	1.4%
Governments - Treasuries	0.9%
Governments - Sovereign Bonds	0.8%
Inflation-Linked Securities	0.5%
Local Governments - US Municipal Bonds	0.4%
Common Stocks	0.4%
Commercial Mortgage-Backed Securities	0.3%
Others	0.7%
Short-Term Investments	3.2%
Other assets less liabilities	-0.6%
Total	100.0%

Country Breakdown (% of Net Assets)

United States	66.0%
Canada	3.0%
United Kingdom	2.8%
France	2.6%
Brazil	1.8%
Italy	1.5%
Mexico	1.3%
Colombia	1.3%
Germany	1.2%
India	1.0%
Turkey	0.9%
Spain	0.9%
Luxembourg	0.9%
Others	12.2%
Short-Term Investments	3.2%
Other assets less liabilities	-0.6%
Total	100.0%

C000135461
Shareholder Report [Line Items]
Fund Name	AB High Income Fund
Class Name	Class Z
Trading Symbol	AGDZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB High Income Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/AGDZX-A. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/AGDZX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$58	0.56%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	0.56%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund's performance?

During the 12-month period, all share classes of the Fund underperformed the Bloomberg Global High Yield Index (USD hedged)(the “benchmark”), before sales charges. Sector allocation was the largest detractor from performance relative to the benchmark, with negative impacts stemming from positioning across Emerging Market Sovereigns. These losses were partially offset by gains from country allocation, where an overweight to the US and an underweight to other regions contributed positively. Security selection also added value, with successful choices in certain sectors helping to mitigate some of the negative effects from broader allocation decisions, though these gains were partially offset by less favorable selections in other areas. Overall, while some active management decisions provided benefits, they were not sufficient to overcome the headwinds from sector allocation, resulting in underperformance across all share classes relative to the benchmark.

During the 12-month period, the Fund used interest-rate futures to manage and hedge duration risk and to take active yield-curve positions. Currency forwards were utilized to hedge foreign currency exposure and to assume active currency risk. Credit default swaps were employed to hedge sovereign risk and to effectively obtain high-yield credit exposure.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	Class Z	Bloomberg Global Aggregate Bond Index	Bloomberg Global High Yield Index (USD hedged)
10/15	$10,000	$10,000	$10,000
10/16	$10,976	$10,559	$11,093
10/17	$12,032	$10,683	$12,110
10/18	$11,769	$10,464	$11,995
10/19	$12,673	$11,462	$13,019
10/20	$12,362	$12,108	$13,248
10/21	$14,067	$11,957	$14,450
10/22	$12,148	$9,472	$12,349
10/23	$13,182	$9,635	$13,468
10/24	$15,444	$10,554	$16,029
10/25	$16,734	$11,154	$17,612

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class Z	8.35%	6.12%	5.28%
Bloomberg Global Aggregate Bond Index	5.69%	-1.63%	1.10%
Bloomberg Global High Yield Index (USD hedged)	9.87%	5.86%	5.82%

No Deduction of Taxes [Text Block]

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.alliancebernstein.com/us/en-us/investments/products/mutual-funds/fixed-income/ab-high-income-fund.Z.01859M804.html#performance for the most recent performance information.

AssetsNet	$ 3,127,341,583
Holdings Count | Holding	1,034
Advisory Fees Paid, Amount	$ 15,243,982
InvestmentCompanyPortfolioTurnover	55.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$3,127,341,583
# of Portfolio Holdings	1,034
Portfolio Turnover Rate	55%
Total Advisory Fees Paid (Net)	$15,243,982

Holdings [Text Block]

Security Type Breakdown (% of Net Assets)

Corporates - Non-Investment Grade	61.8%
Corporates - Investment Grade	13.2%
Bank Loans	6.1%
Emerging Markets - Corporate Bonds	5.7%
Emerging Markets - Sovereigns	3.5%
Collateralized Mortgage Obligations	1.7%
Quasi-Sovereigns	1.4%
Governments - Treasuries	0.9%
Governments - Sovereign Bonds	0.8%
Inflation-Linked Securities	0.5%
Local Governments - US Municipal Bonds	0.4%
Common Stocks	0.4%
Commercial Mortgage-Backed Securities	0.3%
Others	0.7%
Short-Term Investments	3.2%
Other assets less liabilities	-0.6%
Total	100.0%

Country Breakdown (% of Net Assets)

United States	66.0%
Canada	3.0%
United Kingdom	2.8%
France	2.6%
Brazil	1.8%
Italy	1.5%
Mexico	1.3%
Colombia	1.3%
Germany	1.2%
India	1.0%
Turkey	0.9%
Spain	0.9%
Luxembourg	0.9%
Others	12.2%
Short-Term Investments	3.2%
Other assets less liabilities	-0.6%
Total	100.0%